Employee future benefits - Future Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 3,941
Other
Net defined benefit liability (asset), ending balance	1,894	$ 3,941
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	3,856	4,308
Included in profit or loss
Current service cost	37	36
Interest cost (income)	93	126
Benefits payable	0	0
Future plan expense	130	162
Actuarial loss (gain) arising from:
Demographic assumptions	56	(150)
Financial assumptions	(986)	2,054
Experience adjustment	92	110
Return on plan assets excluding interest	(1,334)	(1,733)
Plan expenses	0	0
Remeasurement (gains) losses	(2,172)	281
Other
Contributions paid by the employer	0	(895)
Benefits paid	0	0
Other total	0	(895)
Net defined benefit liability (asset), ending balance	1,814	3,856
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	20,203	18,272
Included in profit or loss
Current service cost	37	36
Interest cost (income)	476	566
Benefits payable	0	0
Future plan expense	513	602
Actuarial loss (gain) arising from:
Demographic assumptions	56	(150)
Financial assumptions	(986)	2,054
Experience adjustment	92	110
Return on plan assets excluding interest	0	0
Plan expenses	(30)	(36)
Remeasurement (gains) losses	(868)	1,978
Other
Contributions paid by the employer	0	0
Benefits paid	(661)	(649)
Other total	(661)	(649)
Net defined benefit liability (asset), ending balance	19,187	20,203
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(16,347)	(13,964)
Included in profit or loss
Current service cost	0	0
Interest cost (income)	(383)	(440)
Benefits payable	0	0
Future plan expense	(383)	(440)
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest	(1,334)	(1,733)
Plan expenses	30	36
Remeasurement (gains) losses	(1,304)	(1,697)
Other
Contributions paid by the employer	0	(895)
Benefits paid	661	649
Other total	661	(246)
Net defined benefit liability (asset), ending balance	(17,373)	(16,347)
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	85	88
Included in profit or loss
Interest cost (income)	1	2
Future plan expense	1	2
Actuarial loss (gain) arising from:
Demographic assumptions	0	(5)
Financial assumptions	(2)	6
Experience adjustment	4	7
Remeasurement (gains) losses	2	8
Other
Contributions paid by the employer	(8)	(13)
Benefits paid	0	0
Other total	(8)	(13)
Net defined benefit liability (asset), ending balance	80	85
Other post-retirement benefit plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	85	88
Included in profit or loss
Interest cost (income)	1	2
Future plan expense	1	2
Actuarial loss (gain) arising from:
Demographic assumptions	0	(5)
Financial assumptions	(2)	6
Experience adjustment	4	7
Remeasurement (gains) losses	2	8
Other
Contributions paid by the employer	0	0
Benefits paid	(8)	(13)
Other total	(8)	(13)
Net defined benefit liability (asset), ending balance	80	85
Other post-retirement benefit plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	0	0
Included in profit or loss
Interest cost (income)	0	0
Future plan expense	0	0
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Remeasurement (gains) losses	0	0
Other
Contributions paid by the employer	(8)	(13)
Benefits paid	8	13
Other total	0	0
Net defined benefit liability (asset), ending balance	$ 0	$ 0